NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Basic and diluted net loss per share calculation-Numerator:
Net loss for the year attributable to the Company:	(43,243)	(31,020)	(75,733)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares - basic and diluted	(43,243)	(31,020)	(75,733)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares – basic and diluted	246,283,328	243,135,964	258,876,120
Net loss per ordinary share attributable to ordinary shareholders—basic and diluted	(0.18)	(0.13)	(0.29)

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2022	2023	2024
Shares issuable upon exercise of share options, restricted shares and RSUs	7,390,487	14,307,733	483,333